Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 9,280,526	$ 10,477,155	$ 10,699,515	$ 1,551,440
Finished goods	871,588	634,752	319,600	336,604
Packaging material	26,152	25,606	27,722	28,529
Inventories, net	$ 10,178,266	$ 11,137,513	$ 11,046,837	$ 1,916,573